Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	HUNTINGTON INGALLS INDUSTRIES, INC.
Amendment Flag	false
Entity Central Index Key	0001501585
EBP 310
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	HUNTINGTON INGALLS INDUSTRIES, INC.
Amendment Flag	false
Entity Central Index Key	0001501585